FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  March 31, 2013

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich            New York, NY                  May 14, 2013
---------------------          --------------                --------------
[Signature]                    [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            14
                                                   --

Form 13F Information Table Value Total:       $147,580 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                 March 31, 2013


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS       CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN WTR WKS CO
   INC. NEW                  COM          030420103   12,764      308,000   SH         Sole              308,000
AECOM TECHNOLOGY CORP
   DELAWA                    COM          00766T100   26,510      808,234   SH         Sole              808,234
CADIZ INC                    COM NEW      127537207    8,301    1,227,890   SH         Sole            1,227,890
LIMONEIRA CO                 COM          532746104    2,473      128,000   SH         Sole              128,000
LAYNE CHRISTENSEN CO         COM          521050104   13,071      611,356   SH         Sole              611,356
NORTHWEST PIPE CO            COM          667746101   12,402      443,229   SH         Sole              443,229
SJW CORP                     COM          784305104    5,395      203,567   SH         Sole              203,567
REXNORD CORP NEW             COM          76169B102      812       38,256   SH         Sole               38,256
PENTAIR LTD                  SHS          H6169Q108   29,063      550,958   SH         Sole              550,958
TRI-TECH HOLDING INC         SHS          G9103F106      413      196,431   SH         Sole              196,431
HECKMANN CORP                COM          422680108    2,573      599,735   SH         Sole              599,735
TETRA TECH INC NEW           COM          88162G103   17,240      565,446   SH         Sole              565,446
WATTS WATER TECHNOLOGIES
   INC                       CL  A        942749102    4,693       97,792   SH         Sole               97,792
CALIFORNIA WTR SVC GROUP     COM          130788102   11,870      596,500   SH         Sole              596,500




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